DISCONTINUED OPERATIONS	12 Months Ended
Jun. 30, 2018
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
DISCONTINUED OPERATIONS
On October 1, 2016, the Company completed the divestiture of four product categories to Coty, Inc. (“Coty”). The divestiture included 41 of the Company's beauty brands (“Beauty Brands”), including the global salon professional hair care and color, retail hair color, cosmetics and a majority of the fine fragrance businesses, along with select hair styling brands. The form of the divestiture transaction was a Reverse Morris Trust split-off, in which P&G shareholders were given the election to exchange their P&G shares for shares of a new corporation that held the Beauty Brands (Galleria Co.), and then immediately exchange those shares for Coty shares. The value P&G received in the transaction was $11.4 billion. The value was comprised of 105 million shares of common stock of the Company, which were tendered by shareholders of the Company and exchanged for the Galleria Co. shares, valued at approximately $9.4 billion, and the assumption of $1.9 billion of debt by Galleria Co. The shares tendered in the transaction were reflected as an addition to treasury stock and the cash received related to the debt assumed by Coty was reflected as an investing activity in the Consolidated Statement of Cash Flows. The Company recorded an after-tax gain on the final transaction of $5.3 billion, net of transaction and related costs.
Two of the fine fragrance brands, Dolce & Gabbana and Christina Aguilera, were excluded from the divestiture. These brands were subsequently divested at amounts that approximated their adjusted carrying values.
In February 2016, the Company completed the divestiture of its Batteries business to Berkshire Hathaway (BH) via a split transaction, in which the Company exchanged the Duracell Company, which the Company had infused with additional cash, to repurchase all 52.5 million shares of P&G stock owned by BH. During the fiscal year ended June 30, 2016, the Company recorded non-cash, before-tax goodwill and indefinite-lived asset impairment charges of $402 ($350 after tax), to reduce the Batteries carrying value to the total estimated proceeds based on the value of BH’s shares in P&G stock at the time of the impairment charges (see Note 4). The Company recorded an after-tax gain on the final transaction of $422 to reflect a subsequent increase in the final value of the BH’s shares in P&G stock. The total value of the transaction was $4.2 billion representing the value of the Duracell business and the cash infusion. The cash infusion of $1.7 billion was reflected as a purchase of treasury stock.
In accordance with applicable accounting guidance for the disposal of long-lived assets, the results of the Beauty Brands and Batteries businesses are presented as discontinued operations and, as such, have been excluded from both continuing operations and segment results for all periods presented. The Beauty Brands were historically part of the Company's Beauty reportable segment. The Batteries business was historically part of the Company's Fabric & Home Care reportable segment.
On July 1, 2015, the Company adopted ASU 2014-08, which included new reporting and disclosure requirements for discontinued operations. The new requirements are effective for discontinued operations occurring on or after the adoption date, which includes the Beauty Brands divestiture. Discontinued operations prior to July 1, 2015, which included the Batteries divestiture, are reported based on the previous disclosure requirements for discontinued operations.
The following table summarizes Net earnings from discontinued operations and reconciles to the Consolidated Statements of Earnings:

Years ended June 30	2017	2016
Beauty Brands	$5,217	$336
Batteries	—	241
Net earnings from discontinued operations	$5,217	$577

The following is selected financial information included in Net earnings from discontinued operations for the Beauty Brands:

	Beauty Brands
Years ended June 30	2017		2016
Net sales	$1,159		$4,910
Cost of products sold	450		1,621
Selling, general and administrative expense	783		2,763
Intangible asset impairment charges	—		48
Interest expense	14		32
Interest income	—		2
Other non-operating income/(expense), net	16		9
Earnings/(loss) from discontinued operations before income taxes	$(72)		$457
Income taxes on discontinued operations	46		121
Gain on sale of business before income taxes	$5,197		$—
Income tax expense/(benefit) on sale of business	(138)	(1)	—
Net earnings from discontinued operations	$5,217		$336

(1)	The income tax benefit of the Beauty Brands divestiture represents the reversal of underlying deferred tax balances partially offset by current tax expense related to the transaction.
The following is selected financial information included in cash flows from discontinued operations for the Beauty Brands:

	Beauty Brands
Years ended June 30	2017	2016
NON-CASH OPERATING ITEMS
Depreciation and amortization	$24	$106
Deferred income tax benefit	(649)	—
Gain on sale of businesses	5,210	8
Goodwill and intangible asset impairment charges	—	48
Net increase in accrued taxes	93	—
CASH FLOWS FROM OPERATING ACTIVITIES
Cash taxes paid	$418	$—
CASH FLOWS FROM INVESTING ACTIVITIES
Capital expenditures	$38	$114

Following is selected financial information included in Net earnings from discontinued operations for the Batteries business:

		Net Sales	Earnings Before Impairment Charges and Income Taxes	Impairment Charges	Income Tax (Expense)/ Benefit	Loss on Sale Before Income Taxes	Income Tax (Expense)/ Benefit on Sale		Net Earnings from Discontinued Operations
Batteries	2016	1,517	266	(402)	(45)	(288)	710	(1)	241

(1)	The income tax benefit of the Batteries divestiture primarily represents the reversal of underlying deferred tax balances.